Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income

($ millions)	Defined benefit pension and PRB plans	Hedge net investments	Translation foreign operations	Equity investee	Total
Opening balance, January 1, 2020	$(6)	$(149)	$395	$5	$245
OCI before reclassification	(11)	(10)	(175)	(5)	(201)
Amounts reclassified from OCI	3	—	—	—	3
Current period OCI (pre-tax)	(8)	(10)	(175)	(5)	(198)
Income tax on amounts retained in AOCI	3	1	—	—	4
Income tax on amounts reclassified to earnings	(1)	—	—	—	(1)
Net current period OCI	(6)	(9)	(175)	(5)	(195)
Ending balance, December 31, 2020	$(12)	$(158)	$220	$—	$50

Opening balance, January 1, 2019	$(19)	$(209)	$801	$6	$579
OCI before reclassification	15	68	(406)	(1)	(324)
Amounts reclassified from OCI	1	—	—	—	1
Current period OCI (pre-tax)	16	68	(406)	(1)	(323)
Income tax on amounts retained in AOCI	(3)	(8)	—	—	(11)
Net current period OCI	13	60	(406)	(1)	(334)
Ending balance, December 31, 2019	$(6)	$(149)	$395	$5	$245

Reclassification From Accumulated Other Comprehensive Income

AOCI components reclassified	Income statement line item	Year Ended December 31, 2020	Year Ended December 31, 2019
Defined benefit pension and PRB plans	Other income	$3	$1
Deferred income taxes	Income tax expense – deferred	(1)	—
		$2	$1